Schedule of 2024 CP BF Convertible Note (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Face value of the CP BF convertible notes	$ 8,759,000	$ 8,759,000
Debt premium, net
Carrying value of the CP BF convertible notes	8,759,000	8,759,000
Accrued interest	1,752,000	1,558,000
Prepayments made	(5,012,000)	(5,012,000)
Conversions	(382,000)	(382,000)
Total CP BF convertible notes and accrued interest	$ 5,117,000	4,923,000
2024 CPBF Convertible Note [Member]
Short-Term Debt [Line Items]
Face value of the CP BF convertible notes		8,758,775	$ 8,758,775
Debt premium, net			11,066
Carrying value of the CP BF convertible notes		8,758,775	8,769,841
Accrued interest		1,557,558	369,459
Prepayments made		(5,011,987)	(283,315)
Conversions		(381,745)	(216,284)
Total CP BF convertible notes and accrued interest		$ 4,922,601	$ 8,639,701